Share-Based Compensation - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) Plans shares	Dec. 31, 2025 USD ($) Plans shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 59,031	$ 8,441	¥ 91,174	¥ 77,502
Repurchased of ordinary shares, consideration	¥ 16,334		¥ 499,876	¥ 213,054
Number of share incentive plans | Plans	2	2
Maximum term of option	10 years	10 years
Number of share options, granted | shares	11,680,440	11,680,440	9,549,320	110,582,949
Unrecognized compensation expenses related to stock options	¥ 43,174
Unrecognized compensation expenses period for recognition	2 years 2 months 4 days	2 years 2 months 4 days
Related to Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum term of option	10 years	10 years
Maximum aggregate number of Ordinary Shares authorized | shares	249,234,508
2022 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum term of option				10 years
Percentage of ordinary shares available for issuance				1.50%
Percentage of total number of issued and outstanding shares	1.00%
Class A Ordinary Shares | 2018 Share Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options to purchase aggregate amount of ordinary shares granted | shares	216,427,246	216,427,246
Class A Ordinary Shares | 2022 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options to purchase aggregate amount of ordinary shares granted | shares	10,798,054	10,798,054
Accelerated Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 0		¥ 0	¥ (1,905)
Number of options accelerated to vest immediately | shares				386,843
Share-based compensation fair value of modified option				¥ 403
Compensation expense for the unvested options				2,308
Related to Modification of Exercise Price of Share Options on Modification Day
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	11,490		0	0
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 47,541		¥ 91,174	¥ 79,407
First Two Fiscal Years Beginning January 1, 2024 | 2022 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of total number of issued and outstanding shares	1.50%
Tranche One | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage	25.00%	25.00%
Vesting period	4 years	4 years
Tranche Two | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage	100.00%	100.00%
Vesting period	1 year	1 year
Share-Based Payment Arrangement, Tranche Three | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage	21.43%	21.43%
Vesting period	4 years	4 years
Share-Based Payment Arrangement, Tranche Four | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting, percentage	7.14%	7.14%
Vesting period	2 years	2 years